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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811- 21269

Evergreen Income Advantage Fund
_____________________________________________________________
(Exact name of registrant as specified in charter)

      200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

      Michael H. Koonce, Esq.
200 Berkeley Street Boston,
Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:    (617) 210-3200

Date of fiscal year end: Registrant is making a quarterly filing for one of its series, Evergreen Income Advantage Fund , for the quarter ended January 31, 2008. This one series has an April 30 fiscal year end .

Date of reporting period: January 31, 2008

Item 1 – Schedule of Investments

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 140.3%
CONSUMER DISCRETIONARY 36.4%
Auto Components 3.7%
Cooper Tire & Rubber Co.:
7.00%, 12/15/2012	$535,000	$465,450
7.625%, 03/15/2027	6,935,000	5,964,100
Goodyear Tire & Rubber Co.:
9.00%, 07/01/2015 ρ	7,880,000	8,274,000
11.25%, 03/01/2011	4,900,000	5,194,000
Metaldyne Corp.:
10.00%, 11/01/2013	12,246,000	8,878,350
11.00%, 06/15/2012	6,377,000	3,124,730

		31,900,630

Automobiles 2.2%
Ford Motor Co.:
5.80%, 01/12/2009	350,000	340,508
7.45%, 07/16/2031 ρ	2,340,000	1,737,450
7.70%, 05/15/2097	6,075,000	4,161,375
General Motors Corp.:
7.20%, 01/15/2011 ρ	10,310,000	9,459,425
8.25%, 07/15/2023 ρ	3,860,000	3,107,300

		18,806,058

Diversified Consumer Services 0.8%
Carriage Services, Inc., 7.875%, 01/15/2015	2,290,000	2,244,200
Education Management, LLC:
8.75%, 06/01/2014	1,780,000	1,722,150
10.25%, 06/01/2016	2,035,000	1,948,513
Service Corporation International, 6.75%, 04/01/2015	900,000	895,500

		6,810,363

Hotels, Restaurants & Leisure 9.6%
Caesars Entertainment, Inc.:
7.875%, 03/15/2010 ρ	4,169,000	3,944,916
8.125%, 05/15/2011 ρ	1,350,000	1,182,938
Fontainebleau Las Vegas Holdings, LLC, 10.25%, 06/15/2015 144A ρ	13,618,000	10,281,590
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	10,670,000	10,670,000
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014 ρ	19,378,000	15,017,950
Outback Steakhouse, Inc., 10.00%, 06/15/2015 144A ρ	1,600,000	1,016,000
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A ρ	6,230,000	6,471,412
Seneca Gaming Corp., 7.25%, 05/01/2012	2,320,000	2,262,000
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A ρ	6,470,000	5,855,350
Six Flags, Inc.:
8.875%, 02/01/2010	1,670,000	1,231,625
9.625%, 06/01/2014 ρ	3,385,000	2,276,413
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 ρ	13,170,000	9,548,250
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	11,315,000	11,682,737

		81,441,181

Household Durables 3.8%
Centex Corp., 4.875%, 08/15/2008	3,080,000	3,011,079
D.R. Horton, Inc., 5.00%, 01/15/2009	4,595,000	4,445,663
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010	1,670,000	943,550
6.50%, 01/15/2014	1,105,000	762,450
KB Home:
7.75%, 02/01/2010	2,435,000	2,361,950
8.625%, 12/15/2008 ρ	1,345,000	1,345,000
Libbey, Inc., FRN, 11.91%, 06/01/2011	4,960,000	5,034,400

1

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
Meritage Homes Corp.:
6.25%, 03/15/2015	$1,725,000	$1,216,125
7.00%, 05/01/2014	3,895,000	2,862,825
Pulte Homes, Inc.:
4.875%, 07/15/2009	6,795,000	6,472,237
7.875%, 08/01/2011	470,000	457,075
Standard Pacific Corp., 5.125%, 04/01/2009	720,000	576,000
Toll Brothers, Inc., 8.25%, 02/01/2011	2,655,000	2,565,394

		32,053,748

Media 10.4%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	7,210,000	6,939,625
CCH I, LLC, 11.00%, 10/01/2015	7,450,000	5,356,125
CSC Holdings, Inc., 7.625%, 04/01/2011	4,125,000	4,104,375
Dex Media West, LLC, 8.50%, 08/15/2010 ρ	4,470,000	4,542,638
Idearc, Inc., 8.00%, 11/15/2016 ρ	4,400,000	3,960,000
Lamar Media Corp.:
6.625%, 08/15/2015	1,905,000	1,814,513
Ser. B, 6.625%, 08/15/2015	7,825,000	7,453,312
Mediacom Broadband, LLC, 8.50%, 10/15/2015	900,000	742,500
Mediacom Communications Corp.:
7.875%, 02/15/2011	680,000	610,300
9.50%, 01/15/2013	5,405,000	4,850,987
Paxson Communications Corp., FRN, 11.49%, 01/15/2013 144A ρ	9,720,000	8,432,100
R.H. Donnelley Corp., Ser. A-4, 8.875%, 10/15/2017 144A ρ	11,550,000	9,846,375
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012 ρ	5,525,000	5,607,875
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013 ρ	5,160,000	4,437,600
Visant Corp., 7.625%, 10/01/2012 ρ	7,465,000	7,409,012
XM Satellite Radio Holdings, Inc., 9.75%, 05/01/2014 ρ	5,065,000	4,621,813
Young Broadcasting, Inc., 8.75%, 01/15/2014	11,239,000	7,698,715

		88,427,865

Multi-line Retail 0.6%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	5,565,000	5,592,825

Specialty Retail 2.0%
American Achievement Corp., 8.25%, 04/01/2012	6,155,000	5,662,600
Home Depot, Inc., 5.875%, 12/16/2036	1,635,000	1,368,712
Michaels Stores, Inc., 10.00%, 11/01/2014 ρ	3,005,000	2,689,475
Payless ShoeSource, Inc., 8.25%, 08/01/2013	7,950,000	7,353,750

		17,074,537

Textiles, Apparel & Luxury Goods 3.3%
AAC Group Holdings Corp., Sr. Disc. Note, Step Bond, 0.00%, 10/01/2012	1,055,000	880,925
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	3,780,000	3,902,850
Oxford Industries, Inc., 8.875%, 06/01/2011	12,000,000	11,790,000
Unifi, Inc., 11.50%, 05/15/2014	2,207,000	1,616,627
Warnaco Group, Inc., 8.875%, 06/15/2013	9,450,000	9,662,625

		27,853,027

CONSUMER STAPLES 4.2%
Beverages 0.3%
Constellation Brands, Inc., 8.375%, 12/15/2014 ρ	2,410,000	2,494,350

Food & Staples Retailing 0.7%
Ingles Markets, Inc., 8.875%, 12/01/2011	5,495,000	5,591,163
Rite Aid Corp., 8.125%, 05/01/2010	535,000	518,281

		6,109,444

2

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food Products 1.9%
Dean Foods Co., 6.625%, 05/15/2009	$480,000	$476,400
Del Monte Foods Co.:
6.75%, 02/15/2015 ρ	490,000	458,150
8.625%, 12/15/2012 ρ	10,870,000	11,033,050
Pilgrims Pride Corp., 8.375%, 05/01/2017 ρ	4,230,000	3,711,825
Smithfield Foods, Inc., 7.75%, 07/01/2017	160,000	152,000

		15,831,425

Household Products 0.5%
Church & Dwight Co., 6.00%, 12/15/2012 ρ	4,330,000	4,243,400

Personal Products 0.8%
Central Garden & Pet Co., 9.125%, 02/01/2013	8,560,000	6,848,000

ENERGY 20.4%
Electric Utilities 2.4%
Energy Future Holdings Corp., 10.875%, 11/01/2017 144A ρ	14,100,000	14,029,500
Texas Competitive Electric Holdings Co., LLC:
10.25%, 11/01/2015 144A	6,400,000	6,320,000
10.50%, 11/01/2016 144A ρ	275,000	268,125

		20,617,625

Energy Equipment & Services 3.9%
Bristow Group, Inc.:
6.125%, 06/15/2013	380,000	367,650
7.50%, 09/15/2017 144A	2,500,000	2,537,500
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	4,756,000	4,684,660
GulfMark Offshore, Inc., 7.75%, 07/15/2014 ρ	4,100,000	4,182,000
Helix Energy Solutions, Inc., 9.50%, 01/15/2016 144A ρ	1,015,000	1,035,300
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	10,495,000	9,812,825
Parker Drilling Co., 9.625%, 10/01/2013	5,215,000	5,527,900
PHI, Inc., 7.125%, 04/15/2013	5,627,000	5,380,819

		33,528,654

Oil, Gas & Consumable Fuels 14.1%
Chesapeake Energy Corp.:
7.50%, 09/15/2013 ρ	6,250,000	6,421,875
7.75%, 01/15/2015 ρ	5,500,000	5,665,000
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	2,275,000	1,967,875
Delta Petroleum Corp., 7.00%, 04/01/2015	4,280,000	3,680,800
El Paso Corp., 7.00%, 06/15/2017	2,580,000	2,630,398
Encore Acquisition Co.:
6.00%, 07/15/2015	4,745,000	4,306,088
6.25%, 04/15/2014 ρ	1,710,000	1,598,850
Energy Partners, Ltd., 9.75%, 04/15/2014 ρ	2,452,000	2,120,980
Exco Resources, Inc., 7.25%, 01/15/2011	6,205,000	5,956,800
Forest Oil Corp.:
7.25%, 06/15/2019 144A ρ	2,765,000	2,778,825
7.75%, 05/01/2014	200,000	204,000
Frontier Oil Corp., 6.625%, 10/01/2011	1,515,000	1,499,850
Griffin Coal Mining Co., Ltd.:
9.50%, 12/01/2016	1,985,000	1,553,263
9.50%, 12/01/2016 144A	12,805,000	10,596,137
Mariner Energy, Inc., 8.00%, 05/15/2017	1,343,000	1,289,280
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	10,960,000	11,234,000
Peabody Energy Corp.:
5.875%, 04/15/2016	9,555,000	8,981,700
6.875%, 03/15/2013	1,655,000	1,650,863

3

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Plains Exploration & Production Co., 7.75%, 06/15/2015 ρ	$2,225,000	$2,238,906
Regency Energy Partners, LP, 8.375%, 12/15/2013	1,658,000	1,691,160
Sabine Pass LNG, LP:
7.25%, 11/30/2013	1,025,000	973,750
7.50%, 11/30/2016	9,995,000	9,420,287
Southwestern Energy Co., 7.50%, 02/01/2018 144A	2,910,000	3,004,575
Targa Resources, Inc., 8.50%, 11/01/2013 ρ	5,540,000	5,249,150
Tesoro Corp.:
6.50%, 06/01/2017	5,250,000	5,145,000
6.625%, 11/01/2015 ρ	1,840,000	1,798,600
Williams Cos.:
7.50%, 01/15/2031	5,520,000	5,906,400
8.125%, 03/15/2012	9,285,000	10,190,287

		119,754,699

FINANCIALS 19.6%
Consumer Finance 12.7%
CCH II Capital Corp., 10.25%, 09/15/2010 ρ	22,000,000	20,944,525
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	10,000	9,153
7.375%, 10/28/2009	14,980,000	14,431,642
9.75%, 09/15/2010 ρ	21,332,000	20,615,757
General Motors Acceptance Corp., LLC:
5.625%, 05/15/2009 ρ	2,415,000	2,338,420
6.875%, 09/15/2011	24,895,000	21,781,756
6.875%, 08/28/2012	1,930,000	1,640,191
7.25%, 03/02/2011	675,000	610,246
7.75%, 01/19/2010	4,020,000	3,847,317
8.00%, 11/01/2031	9,525,000	7,912,541
FRN:
6.03%, 09/23/2008	2,980,000	2,898,721
6.12%, 05/15/2009	6,105,000	5,701,624
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	1,885,000	1,592,825
Sprint Capital Corp., 6.875%, 11/15/2028	3,805,000	3,200,420

		107,525,138

Diversified Financial Services 1.3%
Leucadia National Corp.:
7.125%, 03/15/2017	545,000	516,387
8.125%, 09/15/2015	10,635,000	10,635,000

		11,151,387

Real Estate Investment Trusts 2.8%
Host Marriott Corp.:
7.125%, 11/01/2013 ρ	5,580,000	5,552,100
Ser. O, 6.375%, 03/15/2015	340,000	326,400
Ser. Q, 6.75%, 06/01/2016	7,550,000	7,304,625
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	4,010,000	3,989,950
7.00%, 01/15/2016	3,520,000	3,484,800
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 ρ	1,375,000	1,165,312
Ventas, Inc., 7.125%, 06/01/2015	2,070,000	2,152,800

		23,975,987

Real Estate Management & Development 0.0%
Realogy Corp., 10.50%, 04/15/2014 144A ρ	175,000	126,000

4

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Thrifts & Mortgage Finance 2.8%
Residential Capital, LLC:
7.625%, 11/21/2008	$6,125,000	$4,746,875
7.875%, 06/30/2010	27,900,000	18,274,500
FRN, 5.65%, 06/09/2008	920,000	791,200

		23,812,575

HEALTH CARE 6.1%
Health Care Equipment & Supplies 0.0%
Universal Hospital Services, Inc., 8.50%, 06/01/2015 ρ	294,000	298,410

Health Care Providers & Services 6.1%
HCA, Inc.:
6.375%, 01/15/2015	6,325,000	5,423,687
6.50%, 02/15/2016	1,805,000	1,541,019
8.75%, 09/01/2010	6,860,000	6,911,450
9.25%, 11/15/2016	20,535,000	21,587,419
Omnicare, Inc.:
6.125%, 06/01/2013	8,540,000	7,728,700
6.875%, 12/15/2015	9,335,000	8,448,175

		51,640,450

INDUSTRIALS 11.8%
Aerospace & Defense 6.7%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	1,475,000	1,430,750
DRS Technologies, Inc.:
6.625%, 02/01/2016	2,625,000	2,579,063
7.625%, 02/01/2018 ρ	1,055,000	1,047,088
Hexcel Corp., 6.75%, 02/01/2015	4,200,000	4,074,000
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	27,665,000	27,042,537
6.125%, 01/15/2014 ρ	3,520,000	3,484,800
6.375%, 10/15/2015	13,351,000	13,317,622
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011	4,370,000	4,053,175

		57,029,035

Commercial Services & Supplies 1.7%
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	7,620,000	7,048,500
9.25%, 05/01/2021	3,715,000	3,919,325
Corrections Corporation of America, 6.25%, 03/15/2013	455,000	455,000
Geo Group, Inc., 8.25%, 07/15/2013	1,310,000	1,326,375
Mobile Mini, Inc., 6.875%, 05/01/2015	2,130,000	1,863,750

		14,612,950

Machinery 1.2%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	12,341,000	10,505,276

Road & Rail 1.8%
Avis Budget Car Rental, LLC:
7.625%, 05/15/2014 ρ	790,000	730,750
7.75%, 05/15/2016	5,475,000	4,900,125
Hertz Global Holdings, Inc.:
8.875%, 01/01/2014	3,220,000	3,123,400
10.50%, 01/01/2016 ρ	95,000	91,794
Kansas City Southern:
7.50%, 06/15/2009	2,730,000	2,760,713
9.50%, 10/01/2008	3,590,000	3,675,262

		15,282,044

5

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Trading Companies & Distributors 0.4%
Neff Corp., 10.00%, 06/01/2015 ρ	$525,000	$252,000
United Rentals, Inc., 6.50%, 02/15/2012 ρ	3,275,000	3,029,375

		3,281,375

INFORMATION TECHNOLOGY 5.8%
Electronic Equipment & Instruments 2.4%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	7,000,000	6,527,500
Jabil Circuit, Inc., 8.25%, 03/15/2018 144A ρ	9,660,000	9,390,486
Sanmina-SCI Corp.:
6.75%, 03/01/2013 ρ	1,105,000	961,350
8.125%, 03/01/2016 ρ	1,760,000	1,544,400
FRN, 7.74%, 06/15/2010 144A	1,481,000	1,481,000

		19,904,736

IT Services 2.3%
First Data Corp., 9.875%, 09/24/2015 144A ρ	8,860,000	7,852,175
ipayment, Inc., 9.75%, 05/15/2014	4,770,000	4,436,100
SunGard Data Systems, Inc.:
4.875%, 01/15/2014 ρ	6,345,000	5,504,288
10.25%, 08/15/2015 ρ	270,000	271,350
Unisys Corp., 6.875%, 03/15/2010	1,848,000	1,746,360

		19,810,273

Semiconductors & Semiconductor Equipment 0.9%
Freescale Semiconductor, Inc.:
8.875%, 12/15/2014	4,775,000	3,903,562
9.125%, 12/15/2014	1,920,000	1,432,800
Spansion, Inc.:
11.25%, 01/15/2016 144A ρ	2,180,000	1,536,900
FRN, 6.20%, 06/01/2013 144A	955,000	732,963

		7,606,225

Software 0.2%
Activant Solutions, Inc., 9.50%, 05/01/2016	2,175,000	1,846,031

MATERIALS 16.5%
Chemicals 6.5%
ARCO Chemical Co.:
9.80%, 02/01/2020	2,490,000	2,278,350
10.25%, 11/01/2010	460,000	476,100
Huntsman, LLC, 11.625%, 10/15/2010	7,000,000	7,367,500
Koppers Holdings, Inc.:
9.875%, 10/15/2013	575,000	615,250
Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014	5,519,000	4,691,150
MacDermid, Inc., 9.50%, 04/15/2017 144A ρ	9,116,000	7,885,340
Millenium America, Inc., 7.625%, 11/15/2026	5,515,000	3,943,225
Momentive Performance Materials, Inc., 9.75%, 12/01/2014	9,085,000	8,267,350
Mosaic Co.:
7.30%, 01/15/2028	3,385,000	3,401,925
7.875%, 12/01/2016 144A ρ	4,665,000	5,061,525
Tronox Worldwide, LLC, 9.50%, 12/01/2012	12,150,000	11,481,750

		55,469,465

Construction Materials 1.0%
CPG International, Inc., 10.50%, 07/01/2013	8,910,000	7,974,450
Dayton Superior Corp., 13.00%, 06/15/2009	530,000	446,525

		8,420,975

6

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging 4.3%
BPC Holding Corp., 8.875%, 09/15/2014 ρ	$3,086,000	$2,754,255
Exopack Holding Corp., 11.25%, 02/01/2014	8,275,000	7,799,187
Graham Packaging Co.:
8.50%, 10/15/2012	4,355,000	3,854,175
9.875%, 10/15/2014 ρ	4,875,000	4,143,750
Graphic Packaging International, Inc.:
8.50%, 08/15/2011 ρ	4,685,000	4,567,875
9.50%, 08/15/2013 ρ	5,760,000	5,457,600
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	8,680,000	8,441,300

		37,018,142

Metals & Mining 1.6%
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014 ρ	2,300,000	2,346,000
8.375%, 04/01/2017	6,530,000	6,954,450
Indalex Holdings Corp., 11.50%, 02/01/2014	4,735,000	4,202,313

		13,502,763

Paper & Forest Products 3.1%
Bowater, Inc., 9.375%, 12/15/2021	1,895,000	1,373,875
Georgia Pacific Corp.:
8.125%, 05/15/2011	5,000,000	5,025,000
8.875%, 05/15/2031	5,875,000	5,551,875
Glatfelter, 7.125%, 05/01/2016	4,105,000	4,074,212
Newpage Corp., 10.00%, 05/01/2012 144A ρ	4,180,000	4,180,000
Verso Paper Holdings, LLC, 11.375%, 08/01/2016	6,535,000	6,273,600

		26,478,562

TELECOMMUNICATION SERVICES 9.4%
Diversified Telecommunication Services 3.9%
Citizens Communications Co.:
7.875%, 01/15/2027	1,120,000	1,030,400
9.25%, 05/15/2011	6,680,000	7,147,600
Consolidated Communications, Inc., 9.75%, 04/01/2012	7,800,000	7,956,000
Qwest Corp., 8.875%, 03/15/2012	11,660,000	12,374,175
West Corp., 11.00%, 10/15/2016	4,705,000	4,305,075

		32,813,250

Wireless Telecommunication Services 5.5%
Centennial Communications Corp.:
8.125%, 02/01/2014	6,755,000	6,383,475
10.125%, 06/15/2013	5,215,000	5,358,413
Cricket Communications, Inc.:
9.375%, 11/01/2014 ρ	3,060,000	2,799,900
9.375%, 11/01/2014 144A	3,580,000	3,275,700
MetroPCS Communications, Inc., 9.25%, 11/01/2014	9,070,000	8,389,750
Rural Cellular Corp., 8.25%, 03/15/2012	13,350,000	13,817,250
Sprint Nextel Corp.:
Ser. D, 7.375%, 08/01/2015	5,245,000	4,801,614
Ser. F, 5.95%, 03/15/2014	2,465,000	2,177,275

		47,003,377

7

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES 10.1%
Electric Utilities 9.6%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	$9,780,000	$10,513,500
Aquila, Inc., 14.625%, 07/01/2012	14,026,000	17,567,565
CMS Energy Corp.:
6.55%, 07/17/2017 ρ	755,000	743,886
8.50%, 04/15/2011 ρ	1,355,000	1,464,549
Edison Mission Energy:
7.00%, 05/15/2017	1,350,000	1,319,625
7.20%, 05/15/2019	2,925,000	2,866,500
Mirant Americas Generation, LLC, 8.50%, 10/01/2021 ρ	1,220,000	1,082,750
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	1,190,000	1,380,400
Mirant North America, LLC, 7.375%, 12/31/2013 ρ	12,720,000	12,783,600
NRG Energy, Inc., 7.375%, 02/01/2016 ρ	10,420,000	10,094,375
Orion Power Holdings, Inc., 12.00%, 05/01/2010	7,880,000	8,608,900
Reliant Energy, Inc.:
6.75%, 12/15/2014	13,358,000	13,541,673
7.875%, 06/15/2017 ρ	230,000	225,400

		82,192,723

Independent Power Producers & Energy Traders 0.5%
AES Corp., 8.00%, 10/15/2017	275,000	281,875
Dynegy Holdings, Inc., 7.50%, 06/01/2015 ρ	4,310,000	4,040,625

		4,322,500

Total Corporate Bonds (cost $1,265,444,299)		1,195,017,480

YANKEE OBLIGATIONS CORPORATE 6.5%
ENERGY 0.6%
Oil, Gas & Consumable Fuels 0.6%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	3,145,000	3,129,275
OPTI Canada, Inc., 8.25%, 12/15/2014 144A ρ	2,500,000	2,462,500

		5,591,775

FINANCIALS 1.2%
Consumer Finance 0.4%
Virgin Media Finance plc, 9.125%, 08/15/2016 ρ	3,363,000	3,060,330

Diversified Financial Services 0.8%
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033	1,540,000	1,061,984
Ship Finance International, Ltd., 8.50%, 12/15/2013 ρ	5,880,000	5,924,100

		6,986,084

INDUSTRIALS 0.4%
Road & Rail 0.4%
Kansas City Southern de Mexico:
7.375%, 06/01/2014 144A	1,796,000	1,710,690
9.375%, 05/01/2012	1,495,000	1,547,325

		3,258,015

INFORMATION TECHNOLOGY 1.0%
Communications Equipment 0.8%
Nortel Networks Corp., 10.125%, 07/15/2013 144A ρ	6,890,000	6,907,225

Semiconductors & Semiconductor Equipment 0.2%
Sensata Technologies, Inc., 8.00%, 05/01/2014	1,645,000	1,488,725

MATERIALS 2.5%
Metals & Mining 2.1%
Novelis, Inc., 7.25%, 02/15/2015	19,220,000	17,826,550

8

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS CORPORATE continued
MATERIALS continued
Paper & Forest Products 0.4%
Corporacion Durango SAB de CV, 10.50%, 10/05/2017 144A	$4,435,000	$3,647,787

TELECOMMUNICATION SERVICES 0.8%
Wireless Telecommunication Services 0.8%
Intelsat, Ltd.:
9.25%, 06/15/2016	2,385,000	2,390,963
11.25%, 06/15/2016 ρ	4,170,000	4,190,850

		6,581,813

Total Yankee Obligations Corporate (cost $58,642,548)		55,348,304

	Shares	Value

COMMON STOCKS 0.2%
INDUSTRIALS 0.1%
Airlines 0.1%
Delta Air Lines, Inc. *	37,496	631,058

MATERIALS 0.0%
Chemicals 0.0%
Tronox, Inc., Class A ρ	76,300	556,990

TELECOMMUNICATION SERVICES 0.1%
Wireless Telecommunication Services 0.1%
Sprint Nextel Corp.	55,370	583,046

Total Common Stocks (cost $1,962,235)		1,771,094

PREFERRED STOCKS 1.5%
FINANCIALS 1.5%
Thrifts & Mortgage Finance 1.5%
Fannie Mae, Ser. S, 8.25%	398,865	10,538,013
Freddie Mac, Ser. Z, 8.375%	75,135	2,017,375

Total Preferred Stocks (cost $11,870,143)		12,555,388

	Principal Amount	Value

LOANS 4.5%
CONSUMER DISCRETIONARY 0.3%
Claires Stores, Inc., 6.75%, 05/29/2014	$498,747	398,873
Metaldyne Corp., FRN:
7.06%, 01/11/2012	310,000	264,548
7.06%, 01/11/2014	1,860,000	1,584,032

		2,247,453

ENERGY 1.9%
Blue Grass Energy Corp., FRN, 9.82%, 12/30/2013 <	15,300,000	14,822,487
Saint Acquisition Corp., FRN, 8.81%, 06/05/2014	1,600,000	1,236,880

		16,059,367

INDUSTRIALS 1.3%
Clarke American Corp., FRN, 7.58%, 02/28/2014 <	8,570,000	6,817,178
Neff Corp., FRN:
7.43%, 11/30/2014 <	3,855,000	2,849,693
9.20%, 11/30/2014 <	490,000	362,218
10.25%, 06/01/2008 <	1,720,000	1,271,458

		11,300,547

9

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

LOANS continued
MATERIALS 1.0%
Wimar Co., 5.74%, 01/03/2012	$8,455,000	$8,341,449

Total Loans (cost $39,451,300)		37,948,816

SHORT-TERM INVESTMENTS 27.0%
CORPORATE BONDS 1.6%
Commercial Banks 0.7%
First Tennessee Bank, FRN, 4.04%, 08/15/2008 ρρ	6,000,000	5,967,987

Insurance 0.9%
Metropolitan Life Global Funding, FRN, 3.92%, 08/21/2008 ρρ	8,000,000	7,995,062

	Shares	Value

MUTUAL FUND SHARES 25.4%
Evergreen Institutional Money Market Fund, Class I, 4.31% q ρρ	216,415,965	216,415,965

Total Short-Term Investments (cost $230,415,967)		230,379,014

Total Investments (cost $1,607,786,492) 180.0%		1,533,020,096
Other Assets and Liabilities and Preferred Shares (80.0%)		(681,233,009)

Net Assets Applicable to Common Shareholders 100.0%		$851,787,087

ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

*	Non-income producing security
<	All or a portion of the position represents an unfunded loan commitment.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FRN	Floating Rate Note

At January 31, 2008, the Fund had the following open interest rate swap agreements:

Expiration	Notional Amount	Counterparty	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Gain (Loss)

7/02/2008	$100,000,000	JPMorgan Chase & Co.	Fixed 2.737%	Floating 4.60%[1]	$314,810
11/26/2008	65,000,000	Merrill Lynch & Co., Inc.	Fixed 3.585%	Floating 3.29%[2]	(481,836)
1	This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period of January 2, 2008 through February 4, 2008.
2	This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period of January 28, 2008 through February 26, 2008.

At January 31, 2008, the Fund had the following open credit default swap contracts outstanding:

Expiration	Counterparty	Reference Index	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Loss

12/12/2012	Goldman Sachs	Dow Jones CDX,	$9,210,000	3.75%	Quarterly	$780,530
	Group, Inc.	North America
		Investment Grade Index
12/13/2049	Goldman Sachs	Dow Jones CDX,	2,450,000	0.27%	Quarterly	585,305
	Group, Inc.	North America
		Investment Grade Index

10

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $1,609,163,831. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,858,841 and $80,002,576, respectively, with a net unrealized depreciation of $76,143,735.

As of January 31, 2008, the Fund had unfunded loan commitments of $21,198,538.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holders portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Funds exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Swaps are marked-to-market daily based on quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

11

Item 2 - Controls and Procedures

(a)

The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Income Advantage Fund

By: _____________________________
Dennis H. Ferro,
Principal Executive Officer
Date: March 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: _____________________________
Dennis H. Ferro,
Principal Executive Officer
Date: March 30, 2008

By: _____________________________
Kasey Phillips
Principal Financial Officer
Date: March 30, 2008